Segment Information (Reconciliation of Revenue from Segments to Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 42,119	$ 39,091	$ 33,015	$ 32,576	$ 34,439	$ 32,957	$ 32,575	$ 32,476	$ 146,801	$ 132,447	$ 128,752
Operations and Support Expenses									100,000	101,962	79,605
EBITDA									46,801	30,485	49,147
Depreciation and Amortization									22,016	18,273	18,395
Operating Income (Loss)	$ 7,532	$ 5,923	$ 5,773	$ 5,557	$ (5,469)	$ 5,607	$ 5,739	$ 6,335	24,785	12,212	30,752
Equity in net income of affiliates									79	175	642
Segment Contribution									20,692	10,355	28,050
Operating Segments [Member] | Business Solutions
Segment Reporting Information [Line Items]
Revenues									71,127	70,606	67,647
Operations and Support Expenses									44,946	45,826	43,442
EBITDA									26,181	24,780	24,205
Depreciation and Amortization									9,789	9,355	8,965
Operating Income (Loss)									16,392	15,425	15,240
Equity in net income of affiliates									0	0	0
Segment Contribution									16,392	15,425	15,240
Operating Segments [Member] | Entertainment Group
Segment Reporting Information [Line Items]
Revenues									35,294	22,233	21,542
Operations and Support Expenses									28,345	18,992	17,943
EBITDA									6,949	3,241	3,599
Depreciation and Amortization									4,945	4,473	4,815
Operating Income (Loss)									2,004	(1,232)	(1,216)
Equity in net income of affiliates									(4)	(2)	0
Segment Contribution									2,000	(1,234)	(1,216)
Operating Segments [Member] | Consumer Mobility
Segment Reporting Information [Line Items]
Revenues									35,066	36,769	36,243
Operations and Support Expenses									21,477	23,891	22,545
EBITDA									13,589	12,878	13,698
Depreciation and Amortization									3,851	3,827	3,683
Operating Income (Loss)									9,738	9,051	10,015
Equity in net income of affiliates									0	(1)	0
Segment Contribution									9,738	9,050	10,015
Operating Segments [Member] | International
Segment Reporting Information [Line Items]
Revenues									4,102	0	0
Operations and Support Expenses									3,930	0	0
EBITDA									172	0	0
Depreciation and Amortization									655	0	0
Operating Income (Loss)									(483)	0	0
Equity in net income of affiliates									(5)	153	532
Segment Contribution									(488)	153	532
Operating Segments [Member] | Segment Total
Segment Reporting Information [Line Items]
Revenues									145,589	129,608	125,432
Operations and Support Expenses									98,698	88,709	83,930
EBITDA									46,891	40,899	41,502
Depreciation and Amortization									19,240	17,655	17,463
Operating Income (Loss)									27,651	23,244	24,039
Equity in net income of affiliates									(9)	150	532
Segment Contribution									27,642	23,394	24,571
Consolidation Non-Segment [Member] | Corporate and Other
Segment Reporting Information [Line Items]
Revenues									1,297	2,839	3,320
Operations and Support Expenses									1,057	2,471	2,987
EBITDA									240	368	333
Depreciation and Amortization									64	105	274
Operating Income (Loss)									176	263	59
Consolidation Non-Segment [Member] | Acquisition-related items
Segment Reporting Information [Line Items]
Revenues									(85)	0	0
Operations and Support Expenses									1,987	785	0
EBITDA									(2,072)	(785)	0
Depreciation and Amortization									2,712	487	658
Operating Income (Loss)									(4,784)	(1,272)	(658)
Consolidation Non-Segment [Member] | Certain Significant items
Segment Reporting Information [Line Items]
Revenues									0	0	0
Operations and Support Expenses									(1,742)	9,997	(7,312)
EBITDA									1,742	(9,997)	7,312
Depreciation and Amortization									0	26	0
Operating Income (Loss)									$ 1,742	$ (10,023)	$ 7,312